Document and Entity Information	Total
Document and Entity Information:
Registrant Name	USAA MUTUAL FUNDS TRUST
Document Type	497
Document Period End Date	Mar. 31, 2015
Trading Symbol	usaa
Amendment Flag	false
Central Index Key	0000908695
Document Creation Date	Mar. 31, 2016
Document Effective Date	Apr. 01, 2016